Net Income per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Net Income Per Share
Net Income Per Share

Basic net income per share is computed by dividing net income for the period by the weighted average number of common shares outstanding during the period. Diluted net income per share is computed by dividing net income for the period by the weighted average number of shares of common stock and potentially dilutive common stock outstanding during the period. The dilutive effect of outstanding options and equity incentive awards are reflected in diluted net income per share by application of the treasury stock method. The calculation of diluted net income per share excludes all anti-dilutive shares. The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
	(In millions, except per share amounts)
Numerator:
Net income	$2,856	$2,609	$3,229
Denominator:
Weighted average shares of common stock - basic	1,295	1,292	1,293
Dilutive effect of equity incentive awards	18	21	20
Weighted average shares of common stock - diluted	1,313	1,313	1,313
Net income per share:
Basic	$2.20	$2.02	$2.50
Diluted	$2.18	$1.99	$2.46
Common stock equivalents excluded from income per diluted share because their effect would have been anti-dilutive	4	4	17